SHAREHOLDERS' EQUITY (Schedule of Intrinsic and Fair Values of RSU's) (Details) (USD $) - RSU's [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The intrinsic value of converted RSUs	$ 15,971	$ 8,207	$ 15,840
The original fair value of converted RSUs	$ 16,506	$ 11,588	$ 10,761